Nature of Business and Significant Accounting Policies (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Dec. 31, 2011 Restatement Adjustment [Member]
Stockholders’ equity:
Common stock - number of shares issued and outstanding			60,195	39,805	100,000
Common stock	$ 78,916	$ 70,299	$ 1,543,406	$ 1,020,594	$ 2,564,000
Additional paid-in capital	$ 4,054,796	$ 1,734,170	$ (1,008,356)	$ (1,020,594)	$ (2,028,950)